Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As at December 31 (millions of dollars)	2020	2019
Regulatory assets (Note 13)	105	52
Prepaid expenses and other assets	50	41
Materials and supplies	23	21
Derivative assets (Note 18)	3	—
	181	114